Report for the Calendar Year or Quarter Ended:	June 30, 2011
Check here if Amendment  [   ];     Amendment Number:
This Amendment  (check only one): 	[    ]  is a restatement
					      [    ]  adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:			Professional Advisory Services, Inc.
Address:		2770 Indian River Blvd. - Suite 204
			Vero Beach, FL  32960

13F File Number:  28-3358

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing the report on behalf of Reporting Manager:
Name:	 Carol L. Bieber
Title: Compliance Officer
Phone: 772-778-0552
Signature, Place and Date of Signing: ________________________

	Carol L. Bieber 	Vero Beach, FL		July 12, 2011

Report type  (check one only):
	[ x  ]	13F Holdings Report
	[    ]	13F Notice Filing
	[    ]	13F Combination Report
List of other managers reporting for this Manager:		NONE

I am signing this report as required by the Securities Exchange Act of 1934.


                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	43

Form 13F Information Table Value Total:	$284,953
List of Other Managers Included:		NONE



ITEM 1:
ITEM 2:
ITEM 3:
ITEM 4:
  ITEM 5:
ITEM 6(a):
ITEM 8(a):

NAME OF ISSUER
COM
CUSIP
MKT VAL
SHARES PR
SOLE
  SOLE
D
A.J. GALLAGHER & CO.
COM
363576109
5727
200679
200679
200679
D
AT&T
COM
00206R102
300
9538
9538
9538
D
BOEING
COM
097023105
270
3650
3650
3650
D
CHEVRON-TEXACO CORP
COM
166764100
443
4308
4308
4308
D
CHUBB CORPORATION
COM
171232101
8818
140844
140844
140844
D
CISCO SYSTEMS
COM
17275R102
10604
679338
679338
679338
D
COLUMBIA ACORN FUND
COM
197199409
204
6387
6387
6387
D
CONOCOPHILLIPS
COM
20825C104
11532
153368
153368
153368
D
DIAGEO PLC
COM
25243Q205
5815
71032
71032
71032
D
EBAY
COM
278642103
9100
282006
282006
282006
D
EXXON MOBIL CORP
COM
30231G102
12655
155507
155507
155507
D
HEINZ HJ CO
COM
423074103
8886
166775
166775
166775
D
ILLINOIS TOOL WORKS INC
COM
452308109
9061
160404
160404
160404
D
INT'L BUSINESS MACHINES
COM
459200101
233
1360
1360
1360
D
INTEL
COM
458140100
7314
330060
330060
330060
D
JOHNSON & JOHNSON
COM
478160104
12706
191013
191013
191013
D
LOWE'S COMPANIES, INC.
COM
548661107
11443
490890
490890
490890
D
MCDONALD'S CORP
COM
580135101
10770
127727
127727
127727
D
MEDTRONIC INC
COM
585055106
9316
241795
241795
241795
D
MERCK & CO.
COM
58933Y105
255
7222
7222
7222
D
NESS ENERGY INTERNATIONAL
COM
64104P105
0
20000
20000
20000
D
NIKE, INC.
COM
654106103
6146
68306
68306
68306
D
NOVARTIS AG
COM
66987V109
8726
142791
142791
142791
D
ORACLE CORPORATION
COM
68389X105
10410
316310
316310
316310
D
PAYCHEX, INC.
COM
704326107
8541
278042
278042
278042
D
PEPSICO
COM
713448108
14375
204101
204101
204101
D
PFIZER INC
COM
717081103
615
29872
29872
29872
D
PROCTER & GAMBLE
COM
742718109
13669
215017
215017
215017
D
QUANTA SERVICES, INC.
COM
74762E102
8360
413843
413843
413843
D
ROYAL DUTCH SHELL
COM
780259206
224
3150
3150
3150
D
S&P BIOTECH INDEX
COM
78464A870
7421
101503
101503
101503
D
SIGHTLOGIX
COM
82699A903
108
80000
80000
80000
D
SPDR S&P500 ETF TRUST
COM
78462F103
275
2081
2081
2081
D
STATE STREET CORP
COM
857477103
8647
191764
191764
191764
D
STRYKER
COM
863667101
10174
173355
173355
173355
D
SYSCO CORPORATION
COM
871829107
9961
319463
319463
319463
D
THERMO FISHER SCIENTIFIC
COM
883556102
8836
137228
137228
137228
D
UNITED TECHNOLOGIES CORP
COM
913017109
6060
68470
68470
68470
D
US BANCORP
COM
902973304
365
14306
14306
14306
D
VANGUARD STAR FD #56
COM
921909107
688
34771
34771
34771
D
WAL-MART
COM
931142103
8680
163334
163334
163334
D
WASTE MANAGEMENT
COM
94106L109
8522
228650
228650
228650
D
3M COMPANY
COM
88579Y101
8698
91701
91701
91701
S
REPORT SUMMARY
43
RECORDS
284953
0
OTHER MANAGERS